Property, Plant and Equipment - Summary of Provisions for Impairment of Property, Plant and Equipment (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	$ 1,069,011	$ 699,087
Depreciation	(171,452)	(145,894)	$ (87,569)
Amount at end of year	1,379,527	1,069,011	699,087
Provision for Impairment of Property Plant and Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	81,329	37,061	26,535
Increase charged to profit or loss	57,920	41,429	36,937
Decreases charged to profit or loss	(66,170)		(39,837)
Applications to utilization	(1,250)
Depreciation	(42,861)	(17,435)	(10,208)
Translation differences	36,386	20,274	23,634
Amount at end of year	$ 65,354	$ 81,329	$ 37,061